Federated Hermes New York Municipal Cash Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Wealth Shares [Member] | WS
Prospectus [Line Items]
Average Annual Return, Percent	2.62%	1.99%	1.36%